FIXED INCOME FUND (Details) - EBP 007 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Synthetic Guaranteed Investment Contracts, at Contract Value	$ 5,256	$ 7,179
Collective Trust Funds:	65,353	59,484
Plan's interest in the Savings Plan Master Trust	70,609	66,663
Total Fixed Income Fund Investments
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Plan's interest in the Savings Plan Master Trust	315,408	380,479
Total Synthetic Guaranteed Investment Contracts, at Contract Value
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Synthetic Guaranteed Investment Contracts, at Contract Value	295,677	359,134
Galliard Stable Return Fund E, at Fair Value
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Collective Trust Funds:	13,640	15,411
SEI Short-Term Investment Fund II, at Fair Value
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Collective Trust Funds:	$ 6,091	$ 5,934